Shareholders’ equity	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Shareholders’ equity

Note 12 – Shareholders’ equity

Ordinary shares

WF was established under the laws of Cayman Islands on March 2, 2023. The authorized number of ordinary shares is 500,000,000 with a par value of US$0.0001. The issued and outstanding number of ordinary shares is 100,000.

In November 2023, the shareholders of the Company and the Board of Directors of the Company approved a subdivision of each of the issued and unissued shares with a par value of US$0.0001 each into 100 shares with a par value of US$0.000001 each (the "Share Subdivision"), such that immediately following the Share Subdivision, the authorized share capital of the Company became US$50,000 divided into 50,000,000,000 ordinary shares of par value US$0.000001 each, and the issued and outstanding number of ordinary shares became 10,000,000. Upon completion of the Share Subdivision, 1,000,000,000 authorized but unissued ordinary shares with a par value of US$0.000001 each were re-designated and re-classified as 1,000,000,000 preference shares with a par value of US$0.000001 each (the "Re-designation"), such that immediately following the Re-designation, the authorized share capital of the Company became US$50,000 divided into (i) 49,000,000,000 ordinary shares of a par value of US$0.000001 each and (ii) 1,000,000,000 preference shares of a par value of US$0.000001 each.

Following the Share Subdivision and Re-designation and on the same day, the shareholders of the Company surrendered an aggregate of 4,500,000 ordinary shares with a par value of US$0.000001 to the Company for no consideration, with the shareholding ratio among the shareholders remaining unchanged. Following the share surrender, the issued and outstanding number of ordinary shares became 5,500,000.

On April 2, 2025, the Company completed its IPO of 1,400,000 ordinary shares of a par value of $0.000001 each at a price of $4.00 per share on the Nasdaq Capital Market. The proceeds of $1 representing the par value, were credited to the Company’s ordinary shares. The remaining proceeds of $3,706,120 after deducting underwriting discounts and offering expenses were credited to the additional paid in capital. Following the IPO, the issued and outstanding number of ordinary shares became 6,900,000.

Additional paid-in capital

The Company has 5,500,000 ordinary shares issued and outstanding before the IPO with additional paid-in capital amounting to $2,860,566. For the fiscal year ended September 30, 2025, the Company closed its IPO and net proceed from offering, deducted by the underwriting discounts and offering expenses, and the par value at US$0.000001 each of 1,400,000 ordinary shares issued for US$1, with the amount of $3,706,120 was credited to additional paid-in capital.

IPO Representative’s Warrants

Pursuant to the Underwriting Agreement of the Company’s IPO, the Company issued to the Representative and its designee warrants (the “IPO Representative’s Warrants”) to purchase 70,000 ordinary shares. The IPO Representative’s Warrants are exercisable at a per share exercise price of $4.00 equal to IPO price and are exercisable at any time and from time to time, in whole or in part, during the period commencing on April 2, 2025 and terminating on March 31, 2030. Neither the IPO Representative’s Warrants nor any of the shares issued upon exercise of the IPO Representative’s Warrants may be sold, transferred, assigned, pledged or hypothecated, or be the subject of any hedging, short sale, derivative, put or call transaction that would result in the effective economic disposition of such securities by any person, for a period of 180 days following April 2, 2025.

Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to their own shares and meet the requirements for equity classification. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. The fair value of these warrants was $111,979, which was considered a direct cost of IPO and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $4.00, risk free rate of 3.95%, expected term of five years; exercise price of the warrants of $4.00, volatility of 311.23%; and expected future dividends of nil.

As of September 30, 2025, 70,000 warrants in connection with IPO funding was outstanding, with an exercise price of $4.00 and remaining life of 4.5 years.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Shanyou PRC Subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Shanyou PRC Subsidiaries.

Shanyou PRC Subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their respective registered capital. In addition, Shanyou PRC Subsidiaries may allocate a portion of their after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at their discretion. Shanyou PRC Subsidiaries may allocate a portion of their respective after-tax profits based on PRC accounting standards to a discretionary surplus fund at their discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange. As of September 30, 2025 and 2024, the Company collectively attributed $186,225 and $186,225 of retained earnings for their statutory reserves, respectively.

As a result of the foregoing restrictions, Shanyou PRC Subsidiaries are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Shanyou PRC Subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. As of September 30, 2025 and 2024, amounts restricted are the paid-in-capital of Shanyou PRC Subsidiaries, which amounted to $2,121,581 and $2,121,581, respectively.